UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Troob Capital Advisors LLC

Address:   777 Westchester Avenue, Suite 203
           White Plains, New York 10604


Form 13F File Number: 028-11214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas Troob                  White Plains, New York             8/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $       15,368
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AK STL HLDG CORP             COM            001547108      939  160,000 SH       SOLE                160,000      0    0
BEAZER HOMES USA INC         COM            07556Q105      813  250,000 SH       SOLE                250,000      0    0
BOISE INC                    COM            09746Y105    2,060  313,000 SH       SOLE                313,000      0    0
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109      725   19,100 SH       SOLE                 19,100      0    0
DANA HLDG CORP               COM            235825205    1,268   99,000 SH       SOLE                 99,000      0    0
INTL PAPER CO                COM            460146103    1,178   40,750 SH       SOLE                 40,750      0    0
JOURNAL COMMUNICATIONS INC   CL A           481130102    2,009  389,310 SH       SOLE                389,310      0    0
KB HOME                      COM            48666K109      833   85,000 SH       SOLE                 85,000      0    0
KBR Inc                      COM            48242W106      717   29,000 SH       SOLE                 29,000      0    0
REVLON INC                   CL A NEW       761525609    1,496  105,104 SH       SOLE                105,104      0    0
RITE AID CORP                COM            767754104      994  710,000 SH       SOLE                710,000      0    0
SUPERIOR ENERGY SVCS INC     COM            868157108    1,133   56,000 SH       SOLE                 56,000      0    0
TPC GROUP INC                COM            89236Y104    1,205   32,600 SH       SOLE                 32,600      0    0